Summary of Significant Accounting Policies (Details) - Schedule of depreciation and amortization are calculated using the straight-line method estimated useful lives - Office Equipment [Member]	Mar. 31, 2023
Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of depreciation and amortization are calculated using the straight-line method estimated useful lives [Line Items]
Estimated Useful Life	3 years
Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of depreciation and amortization are calculated using the straight-line method estimated useful lives [Line Items]
Estimated Useful Life	5 years